Corrections to Previously Issued Consolidated Financial Statements (Details) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Jul. 21, 2015
Consolidated Balance Sheet
Due to related party	$ 22,517	$ 950,000		$ 950,000		$ 6,500,000
Total Liabilities	369,103	1,029,160		1,029,160		6,556,470
Additional paid-in capital	1,132,685	10,583,912		10,583,912		4,733,461
Accumulated deficit	(315,602)	(11,720,409)		(11,720,409)		(11,323,401)
Total equity (deficit)	633,357	(922,750)		(922,750)		(6,379,118)	$ 897,001
Consolidated Statements of Operations and Comprehensive Loss
Selling, general and administrative expenses	315,602	208,315	$ 108,732	393,503	$ 110,359	997,263
Research and development expenses		25,150	6,500,000	50,348	10,000,000	10,000,000
Net loss from operations	(315,602)	(236,841)	(6,608,764)	(377,227)	(10,110,391)	(10,997,295)
Loss from continuing operations before income taxes	(315,602)	(255,841)	(6,608,712)	(396,178)	(10,110,147)	(11,006,963)
Net Loss	$ (315,602)	$ (256,671)	$ (6,608,712)	$ (397,008)	$ (10,110,147)	$ (11,007,799)
Basic and diluted loss per share	$ 0.00	$ (0.00)	$ (0.03)	$ (0.00)	$ (0.05)	$ (0.06)
Consolidated Statements of Cash Flow
Net loss from continuing operations	$ (315,602)	$ (256,671)	$ (6,608,712)	$ (397,008)	$ (10,110,147)	$ (11,007,799)
Issuance of common stock for compensation and recapitalization						1,295,324
(Decrease) increase in due to related party	22,517			(650,000)	9,977,483	6,477,483
Net cash used in operating activities	(715)			$ (1,017,127)	(428,849)	(3,474,707)
Previously Reported on Form 10K [Member]
Consolidated Balance Sheet
Due to related party
Total Liabilities						56,470
Additional paid-in capital						4,733,401
Accumulated deficit			(425,749)		(425,749)	(4,823,401)
Total equity (deficit)						120,882
Consolidated Statements of Operations and Comprehensive Loss
Selling, general and administrative expenses						4,497,263
Research and development expenses
Net loss from operations						(4,497,295)
Loss from continuing operations before income taxes						(4,506,963)
Net Loss			$ (108,712)		$ (110,147)	$ (4,507,799)
Basic and diluted loss per share			$ 0.00		$ 0.00	$ 0.00
Consolidated Statements of Cash Flow
Net loss from continuing operations			$ (108,712)		$ (110,147)	$ (4,507,799)
Issuance of common stock for compensation and recapitalization						1,295,324
(Decrease) increase in due to related party						(22,517)
Net cash used in operating activities	(517)
Restated [Member]
Consolidated Balance Sheet
Due to related party			10,000,000		10,000,000	6,500,000
Total Liabilities						6,556,470
Additional paid-in capital						4,733,461
Accumulated deficit			(10,425,749)		(10,425,749)	(11,323,401)
Total equity (deficit)						(6,379,118)
Consolidated Statements of Operations and Comprehensive Loss
Selling, general and administrative expenses						997,263
Research and development expenses			6,500,000		10,000,000	10,000,000
Net loss from operations						(10,997,295)
Loss from continuing operations before income taxes						(11,006,963)
Net Loss			$ (6,608,712)		$ (10,110,147)	$ (11,007,799)
Basic and diluted loss per share			$ (0.03)		$ (0.05)	$ (0.06)
Consolidated Statements of Cash Flow
Net loss from continuing operations			$ (6,608,712)		$ (10,110,147)	$ (11,007,799)
Issuance of common stock for compensation and recapitalization						1,295,324
(Decrease) increase in due to related party						6,477,483
Net cash used in operating activities	(715)
Adjustments No.1 [Member]
Consolidated Balance Sheet
Due to related party						6,500,000
Total Liabilities						6,500,000
Additional paid-in capital
Accumulated deficit						(6,500,000)
Total equity (deficit)						(6,500,000)
Consolidated Statements of Operations and Comprehensive Loss
Selling, general and administrative expenses						(3,500,060)
Research and development expenses						10,000,000
Net loss from operations						(6,499,940)
Loss from continuing operations before income taxes						(6,499,940)
Net Loss						$ (6,499,940)
Basic and diluted loss per share						$ (0.06)
Consolidated Statements of Cash Flow
Net loss from continuing operations						$ (6,499,940)
Issuance of common stock for compensation and recapitalization						(60)
(Decrease) increase in due to related party						6,500,000
Net cash used in operating activities
Adjustments No.2 [Member]
Consolidated Balance Sheet
Due to related party
Total Liabilities
Additional paid-in capital						60
Accumulated deficit
Total equity (deficit)
Consolidated Statements of Operations and Comprehensive Loss
Selling, general and administrative expenses						60
Research and development expenses
Net loss from operations						(60)
Loss from continuing operations before income taxes						(60)
Net Loss						$ (60)
Basic and diluted loss per share						$ 0.00
Consolidated Statements of Cash Flow
Net loss from continuing operations						$ (60)
Issuance of common stock for compensation and recapitalization						60
(Decrease) increase in due to related party
Net cash used in operating activities	$ (198)